Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-sale
The Company’s investments in debt securities consisted of the following as of March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury	$210,739	$29	$(59)	$210,709
Commercial paper	272,457	15	(8)	272,464
Corporate bonds	61,662	29	(19)	61,672
Asset-backed securities	8,047	4	—	8,051
Total debt securities	$552,905	$77	$(86)	$552,896
Included in cash and cash equivalents	$166,249	$6	$—	$166,255
Included in marketable securities	$386,656	$71	$(86)	$386,641

	December 31, 2020
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury	$155,339	$14	$(6)	$155,347
U.S. agency and government sponsored securities	19,996	—	—	19,996
Commercial paper	182,218	6	(4)	182,220
Corporate bonds	45,431	21	(2)	45,450
Asset-backed securities	7,012	6	—	7,018
Total debt securities	$409,996	$47	$(12)	$410,031
Included in cash and cash equivalents	$133,319	$4	$(2)	$133,321
Included in marketable securities	$276,677	$43	$(10)	$276,710

The Company’s investments in debt securities consisted of the following as of December 31, 2020 and 2019 (in thousands):

	December 31, 2020
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury	$155,339	$14	$(6)	$155,347
U.S. agency and government sponsored securities	19,996	—	—	19,996
Commercial paper	182,218	6	(4)	182,220
Corporate bonds	45,431	21	(2)	45,450
Asset-backed securities	7,012	6	—	7,018
Total debt securities	$409,996	$47	$(12)	$410,031
Included in cash and cash equivalents	$133,319	$4	$(2)	$133,321
Included in marketable securities	$276,677	$43	$(10)	$276,710

	December 31, 2019
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury	$749	$—	$—	$749
U.S. agency and government sponsored securities	1,398	—	—	1,398
Commercial paper	20,183	1	(1)	20,183
Corporate bonds	3,474	—	(1)	3,473
Total debt securities	$25,804	$1	$(2)	$25,803
Included in cash and cash equivalents	$19,144	$1	$(1)	$19,144
Included in marketable securities	$6,660	$—	$(1)	$6,659

Schedule of Gross Unrealized Losses and the Fair Value for Marketable Investments
The following table presents the gross unrealized losses and the fair value for those debt securities that were in an unrealized loss position for less than 12 months as of March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021		December 31, 2020
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
U.S. Treasury	$(59)	$54,992	$(6)	$65,298
Commercial paper	(8)	46,305	(4)	47,629
Corporate bonds	(19)	29,713	(2)	15,575
Total	$(86)	$131,010	$(12)	$128,502

The following table presents the gross unrealized losses and the fair value for those debt securities that were in an unrealized loss position for less than 12 months as of December 31, 2020 and 2019 (in thousands):

	December 31, 2020		December 31, 2019
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
U.S. Treasury	$(6)	$65,298	$—	$—
Commercial paper	(4)	47,629	(1)	13,422
Corporate bonds	(2)	15,575	(1)	2,872
Total	$(12)	$128,502	$(2)	$16,294

Schedule of Equity Investments Included in Marketable Securities
The Company’s equity investments included in marketable securities as of March 31, 2021 and December 31, 2020 were as follows (in thousands):

	March 31, 2021	December 31, 2020
Equity investments included in marketable securities	$16,950	$—

Schedule of Total Realized and Unrealized Gains and Losses Associated with Equity Investments
Total realized and unrealized gains and losses associated with the Company’s equity investments consisted of the following (in thousands):

	Three Months Ended March 31,
	2021	2020
Net realized gains (losses) recognized on equity investments sold	$114	$—
Net unrealized gains (losses) recognized on equity investments held	(278)	—
Total net gains (losses) recognized in other income (expense), net	$(164)	$—